Post-retirement benefits - Results summary of sensitivity analysis (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discount rate | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	$ 988	$ 894
Decrease of actuarial assumption	$ (1,186)	$ (1,057)
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Discount rate | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	$ 62	$ 56
Decrease of actuarial assumption	$ (66)	$ (60)
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Inflation | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	$ (484)	$ (447)
Decrease of actuarial assumption	$ 450	$ 422
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Inflation | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	$ (19)	$ (17)
Decrease of actuarial assumption	$ 17	$ 15
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Salary increases | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	$ (81)	$ (55)
Decrease of actuarial assumption	$ 72	$ 54
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Salary increases | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	$ (1)	$ (1)
Decrease of actuarial assumption	$ 1	$ 1
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Demographic – allowance for future improvements in longevity | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	$ 520	$ 443
Decrease of actuarial assumption	$ (562)	$ (465)
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Demographic – allowance for future improvements in longevity | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of actuarial assumption	$ 19	$ 18
Decrease of actuarial assumption	$ (19)	$ (18)
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year